PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 24, 2020 CAD ($) $ / shares shares	Jul. 31, 2020	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CAD ($) shares
Disclosure of preferred limited partners [Line Items]
Issuance price per share (USD per share) | $ / shares			$ 48.85
Percent of public float allowable for repurchase		10.00%
Series 17 ($200)
Disclosure of preferred limited partners [Line Items]
Number of shares issued (in shares) | shares	8,000,000
Issuance price per share (USD per share) | $ / shares	$ 25
Proceeds from issuing shares | $	$ 200			$ 200
Share issue related cost | $	$ 5
Cumulative dividend rate (%)	5.25%			5.25%
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Class A Preference shares repurchased (in shares) | shares				0